Subsequent events (Details Narrative) - USD ($) $ in Millions	1 Months Ended	6 Months Ended	24 Months Ended	48 Months Ended
	Jul. 31, 2026	Jun. 30, 2026	Aug. 20, 2028	Jun. 01, 2030
Forecast [Member]
Subsequent Event [Line Items]
Share repurchase			$ 15.0
Restricted Stock Units (RSUs) [Member] | 2022 Share Incentive Plan [Member]
Subsequent Event [Line Items]
Options granted
Restricted Stock Units (RSUs) [Member] | 2022 Share Incentive Plan [Member] | Forecast [Member]
Subsequent Event [Line Items]
Options vest description				The RSUs vest in four equal annual installments on June 1, 2027, 2028, 2029 and 2030, subject to continued service and applicable performance conditions.
Restricted Stock Units (RSUs) [Member] | 2022 Share Incentive Plan [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Options granted	565,001